Equity - Summary of Classes of Share Capital - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of classes of share capital [line items]
Balance at beginning of period			$ 87,701
Balance at end of period	$ 93,334	$ 84,898	$ 93,334	$ 84,898
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares	232.0	214.0	232.0	200.0
Shares issued, Number of shares	0.0	0.0	0.0	14.0
Ending balance, Number of shares	232.0	214.0	232.0	214.0
Balance at beginning of period	$ 5,800	$ 5,350	$ 5,800	$ 5,000
Shares issued, Amount				350
Balance at end of period	$ 5,800	$ 5,350	$ 5,800	$ 5,350